CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue	¥ 5,772,948	¥ 4,254,195	¥ 2,617,839
Cost of revenue	(2,077,979)	(1,450,744)	(671,960)
Gross profit	3,694,969	2,803,451	1,945,879
Selling and administrative expenses	(3,417,811)	(3,013,997)	(1,259,638)
Product development expenses	(457,367)	(312,100)	(148,078)
Other (losses)/gains, net	70,981	60,508	(10,904)
Income/(Loss) from operations	(109,228)	(462,138)	527,259
Interest income	41,651	24,980	13,607
Interest expense	(52,155)	(8,140)	(6,340)
Share of results of equity investees	(25,640)	(16,663)	(893)
Investment income/(loss)	(45,012)	141,195	53,581
Profit/(Loss) before tax	(190,384)	(320,766)	587,214
Income tax expense	(147,569)	(64,518)	(97,643)
Net income/(loss)	(337,953)	(385,284)	489,571
Net income/(loss) attributable to noncontrolling interests	(1,895)	7,898	3,932
Accretion to redeemable noncontrolling interests	205,287	113,810	0
Net income/(loss) attributable to Bitauto Holdings Limited	¥ (541,345)	¥ (506,992)	¥ 485,639
Net income/(loss) per share/ADS attributable to ordinary shareholders
Basic	¥ (8.31)	¥ (8.72)	¥ 11.63
Diluted	¥ (8.31)	¥ (8.72)	¥ 10.89
Weighted average number of shares/ADSs used in computing earnings per share/ADS
Basic	65,160,205	58,142,432	41,762,778
Diluted	65,160,205	58,142,432	44,576,182
Other comprehensive income
Foreign currency exchange gains, net of tax of nil	¥ 459,430	¥ 344,748	¥ 3,164
Total comprehensive income/(loss), net of tax	121,477	(40,536)	492,735
Total comprehensive income/(loss) attributable to noncontrolling interests	(1,692)	7,898	3,932
Accretion to redeemable noncontrolling interests	205,287	113,810	0
Total comprehensive income/(loss) attributable to Bitauto Holdings Limited	¥ (82,118)	¥ (162,244)	¥ 488,803